Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company's financial statements	Feb. 17, 2021 USD ($)
As Originally Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company's financial statements [Line Items]
Warrant liabilities
Total liabilities	12,201,450
Class A common stock subject to possible redemption	330,006,460
Class A common stock	150
Additional paid-in capital	5,001,063
Accumulated deficit	(2,068)
Total Stockholders’ Equity (Deficit)	5,000,008
Number of shares subject to redemption	33,000,646
Adjustment No. 1 [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company's financial statements [Line Items]
Warrant liabilities	26,656,084
Total liabilities	26,656,084
Class A common stock subject to possible redemption	(26,656,084)
Class A common stock	266
Additional paid-in capital	2,699,403
Accumulated deficit	(2,699,669)
Total Stockholders’ Equity (Deficit)
Number of shares subject to redemption	(2,665,608)
Adjustment No. 2 [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company's financial statements [Line Items]
Warrant liabilities
Class A common stock subject to possible redemption	41,649,624
Class A common stock	(416)
Additional paid-in capital	(7,700,466)
Accumulated deficit	(33,948,741)
Total Stockholders’ Equity (Deficit)	(41,649,624)
Number of shares subject to redemption	4,164,962
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the company's financial statements [Line Items]
Warrant liabilities	26,656,084
Total liabilities	38,857,534
Class A common stock subject to possible redemption	345,000,000
Class A common stock
Additional paid-in capital
Accumulated deficit	(36,650,478)
Total Stockholders’ Equity (Deficit)	(36,649,616)
Number of shares subject to redemption	$ 34,500,000